AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 8, 2026

1933 Registration File No. 333-221764

1940 Act File No. 811-23312

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 163	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 166	☒

TIDAL TRUST III
(Exact Name of Registrant as Specified in Charter)

c/o Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204	Domenick Pugliese Sullivan & Worcester LLP 1251 Avenue of Americas, 19th Floor New York, NY 10020

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 7, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 120 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on June 6, 2025, and pursuant to Rule 485(a)(2) would have become effective on August 20, 2025.

Post-Effective Amendment No. 130 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 18, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 138 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 17, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 141 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 14, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 150 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 12, 2025, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 155 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 9, 2026, as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 163 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 7, 2026, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 163 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 163 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 163 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on January 8, 2026.

Tidal Trust III

By:	/s/ Eric W. Falkeis
Eric W. Falkeis
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on January 8, 2026.

Signature	Title

/s/ Eric W. Falkeis	President, Principal Executive Officer, Trustee and Chairman
Eric W. Falkeis

/s/ Monica H. Byrd*	Trustee
Monica H. Byrd

/s/ Pamela Cytron*	Trustee
Pamela Cytron

/s/ Lawrence Jules*	Trustee
Lawrence Jules

/s/ Ethan Powell*	Trustee
Ethan Powell

/s/ Aaron Perkovich	Treasurer, Principal Financial Officer and Principal Accounting Officer
Aaron Perkovich

*By:	/s/ Eric W. Falkeis
Eric W. Falkeis, Attorney in Fact
By Power of Attorney